Acquisition of Eastmain and formation of Fury Gold	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Acquisition of Eastmain and formation of Fury Gold

On July 29, 2020, the Company, together with Eastmain, entered into a definitive Arrangement Agreement (the “Arrangement”) pursuant to which the Company would acquire all of the issued and outstanding shares of Eastmain. Eastmain’s principal asset is the 100%-owned Eau Claire gold project, located in James Bay, Québec. The Arrangement was contingent upon a corporate restructuring of the Company, together referred to as the “Transaction”. On October 5, 2020, the shareholders of both companies (Eastmain and the Company) approved the Transaction at the respective shareholder special meetings. Court approval from the British Columbia Supreme Court and the Ontario Superior Court of Justice was received on October 7, 2020, and the transaction closed on October 9, 2020 resulting in the formation of Fury Gold. The addition of the higher-grade Eau Claire project through the Eastmain acquisition provides the Company with an enhanced Canadian-focused portfolio of precious metals projects.

The Transaction comprised the following:

■	the Company transferred its Peruvian exploration assets to two new companies, Tier One Silver Inc. and Sombrero Resources Inc., and distributed all the shares of the Spincos to the Company’s shareholders (note 4i);

■	the Company consolidated its issued and outstanding common shares by approximately 10:6.76 such that the 112,340,434 million shares then outstanding were consolidated to 75,900,000 shares (note 3k);

■	completed the acquisition of Eastmain by issuing 34,100,000 shares of the Company to the Eastmain shareholders for total fair value of consideration of $124,169 (note 4ii), and the Company thereafter became Fury Gold; and

■	following completion of the Transaction, the Company received net proceeds of $21,482 (which includes flow-through share proceeds of $17,500) from a subscription receipt financing which resulted in the issuance of a further 7,750,000 common shares of the Company, bringing the Fury Gold shares outstanding to 117,750,000 shares (note 15i).

i.	Spin off of Peruvian exploration projects

The Company accounted for the transfer of the Peruvian exploration projects to the Spincos as a common control transaction based on the carrying value of the investments in the Peruvian subsidiaries and certain intercompany loans held by Fury Gold at the transaction date. This transfer is presented as a discontinued operation in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flows for the year ended December 31, 2020; the comparative figures for 2019 have been restated to match this presentation.

The carrying value of the net assets derecognized by Fury Gold and transferred to the Spincos consisted of the following:

Net assets transferred
Cash	$12,781
Mineral property interests (note 9)	8,949
Other assets	277
Total assets	22,007
Accounts payable and accrued liabilities (1)	(260)
Total net assets	21,747
Acquisition costs paid on behalf of the Spincos	1,400
Total distribution to shareholders (2)	$23,147

(1) Accounts payable and accrued liabilities represents a $260 amount payable to Fury Gold by the Spincos.

(2) The distribution reflects the derecognition of the recorded carrying value of the investments in the Peruvian subsidiaries at October 9, 2020. The fair value of those entities upon distribution was assessed as $67.7 million.

The components of loss from discontinued operations on the statement of loss and comprehensive loss for the transfer of the Peruvian projects to the Spincos are as follows:

	Years ended December 31
	2020	2019
Operating expenses:
Exploration and evaluation costs (note 14)	$2,892	$3,474
Fees, salaries and other employee benefits	243	240
Legal and professional fees	101	94
Office and administration	92	68
	3,328	3,876
Other expenses:
Project investigation costs	136	156
Impairment of mineral property interests (note 9)	-	337
Foreign exchange loss	26	16
	162	509
Loss from discontinued operations	$3,490	$4,385

The net cash flows from the transfer of the Peruvian projects included as part of the net cash flows from discontinued operations are as follows:

	Years ended December 31
	2020	2019

Net cash used in operating activities	$(3,224)	$(3,179)
Net cash used in investing activities	(1,210)	(937)
Net cash provided by financing activities	-	-

ii.	Acquisition of Eastmain

Following the completion of the Transaction, the Company, through its wholly owned subsidiaries, holds 100% interests in the Eau Claire gold project, the Eastmain Mine project, and nine other properties in the James Bay region of Québec. Additionally, the Company holds a 36.7% interest in the Éléonore South Joint Venture.

The Company concluded that the acquired assets and assumed liabilities of Eastmain did not constitute a business, and the acquisition of Eastmain was accounted for as an acquisition of an asset.

The purchase price of $124,169 was calculated on the basis of the market capitalization of Auryn on October 9, 2020, adjusted for the fair value of the Peruvian assets distributed to the Spincos as of that date. The fair value of the Peruvian assets was determined through a valuation assessment undertaken by an independent specialist. Calculation of the fair value required application of significant judgment with regards to the determination of the probability of economic recoverability (note 3i). Additionally, acquisition costs of $3,029 and the expense of $3,450 arising from 1,570,754 share options and 1,297,591 warrants issued to former Eastmain share option and warrant holders were included in the total purchase price.

The acquisition date fair value of the consideration paid consisted of the following:

Purchase price
Share consideration	$117,690
Share options and warrants	3,450
Total equity consideration	121,140
Transaction costs attributable to Fury Gold	3,029
Total cost of acquisition	$124,169

The fair value of the Company’s options and warrants issued were calculated using a Black-Scholes option pricing model with the following weighted average assumptions and inputs: (i) expected life – 1.9 years; (ii) weighted average expected volatility – 58%; (iii) expected dividend yield – 0%; (iv) risk-free interest rate – 0.35%; (v) share price – C$0.25.

The purchase price was allocated to the fair value of Eastmain’s assets acquired and liabilities assumed as follows:

Net assets acquired
Cash	$413
Marketable securities (note 6)	1,662
Mineral property interests (note 9)	125,606
Other assets	705
Total assets acquired	128,386
Accounts payable and accrued liabilities	(1,203)
Flow-through share premium (note 11)	(590)
Advances received for exploration on Éléonore South JV	(316)
Provision for site reclamation and closure (note 13)	(1,849)
Other liabilities	(259)
Total liabilities assumed	(4,217)
Total net assets acquired	$124,169